UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08081

Name of Fund: BlackRock MuniHoldings Fund, Inc. (MHD)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
MuniHoldings Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2009

Date of reporting period: 05/01/2008 – 07/31/2008

Item 1 – Schedule of Investments

BlackRock MuniHoldings Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

Alabama - 2.9%	Camden, Alabama, IDB, Exempt Facilities Revenue Bonds (Weyerhaeuser
	Company), Series A, 6.125%, 12/01/24	$ 1,750	$ 1,706,670
	Jefferson County, Alabama, Limited Obligation School Warrants,
	Series A, 5%, 1/01/24	4,550	4,159,564

			5,866,234

Alaska - 0.5%	Valdez, Alaska, Marine Terminal Revenue Refunding Bonds (BP Pipelines
	Inc. Project), VRDN, Series C, 2.10%, 7/01/37 (a)	1,100	1,100,000

Arizona - 6.1%	Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter
	Schools Project 1), Series A, 6.50%, 7/01/12	500	455,725
Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter
	Schools Project 1), Series A, 6.75%, 7/01/29	2,200	1,929,510
Phoenix, Arizona, IDA, Airport Facility, Revenue Refunding Bonds (America
	West Airlines Inc. Project), AMT, 6.30%, 4/01/23	2,215	1,671,195
	Pinal County, Arizona, COP, 5%, 12/01/29
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,	1,000	958,170
	5%, 12/01/32	3,505	2,979,846
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
	5%, 12/01/37	4,905	4,079,194
Show Low, Arizona, Improvement District Number 5, Special Assessment
	Bonds, 6.375%, 1/01/15	415	417,312

			12,490,952

California - 14.5%	Agua Caliente Band of Cahuilla Indians, California, Casino Revenue Bonds,
	5.60%, 7/01/13	875	856,494
California Pollution Control Financing Authority, PCR, Refunding (Pacific
	Gas & Electric), AMT, Series A, 5.35%, 12/01/16 (b)	6,810	6,821,168
	California State, GO, Refunding, 5%, 6/01/32	2,455	2,404,599
California State Public Works Board, Lease Revenue Bonds (Department of
	Corrections), Series C, 5.25%, 6/01/28	6,800	6,837,128
	California Statewide Communities Development Authority,
	Health Facility Revenue Bonds (Memorial Health Services),
	Series A, 6%, 10/01/23	3,870	3,991,673
	East Side Union High School District, California, Santa Clara County, GO
	(Election of 2002), Series D, 5%, 8/01/21 (c)	2,000	2,063,120
	Golden State Tobacco Securitization Corporation of California, Tobacco
	Settlement Revenue Bonds, Series A-3, 7.875%, 6/01/13 (d)	1,165	1,385,872
	Montebello, California, Unified School District, GO, 5.61%, 8/01/22 (e)(f)	2,405	1,126,718

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	HFA	Housing Finance Agency
COP	Certificates of Participation	IDA	Industrial Development Authority
EDA	Economic Development Authority	IDB	Industrial Development Board
EDR	Economic Development Revenue Bonds	IDR	Industrial Development Revenue Bonds
GO	General Obligation Bonds	PCR	Pollution Control Revenue Bonds
HDA	Housing Development Authority	VRDN	Variable Rate Demand Notes

BlackRock MuniHoldings Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Montebello, California, Unified School District, GO, 5.61%, 8/01/23 (e)(f)	$ 2,455	$ 1,076,861
	Oceanside, California, Unified School District, GO (Election of 2000),
	Series C, 5.25%, 8/01/32 (b)	2,095	2,113,017
	Sunnyvale, California, School District, GO (Election of 2004), Series A,
	5%, 9/01/26 (g)	1,000	1,020,270

			29,696,920

Colorado - 2.0%	Colorado Health Facilities Authority, Revenue Refunding Bonds (Poudre
	Valley Health Care), 5.20%, 3/01/31 (g)	500	503,995
	Elk Valley, Colorado, Public Improvement Revenue Bonds (Public
	Improvement Fee), Series A, 7.35%, 9/01/31	2,645	2,617,545
	Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue
	Bonds (Public Improvement Fees), 8.125%, 12/01/25	1,000	1,002,370

			4,123,910

Connecticut - 2.5%	Connecticut State Development Authority, Airport Facility Revenue Bonds
	(Learjet Inc. Project), AMT, 7.95%, 4/01/26	2,165	2,294,900
	Connecticut State Development Authority, IDR (AFCO Cargo BDL-LLC
	Project), AMT, 8%, 4/01/30	2,735	2,759,478

			5,054,378

Florida - 9.2%	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue
	Bonds (JetBlue Airways Corp.), AMT, 6.50%, 11/15/36	2,095	1,433,357
Hillsborough County, Florida, IDA, Hospital Revenue Bonds (H. Lee Moffitt
	Cancer Center Project), Series A, 5.25%, 7/01/37	3,190	2,970,528
	Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami
	International Airport), AMT, Series A, 5.25%, 10/01/38 (h)	1,795	1,716,433
Miami-Dade County, Florida, Special Obligation Revenue Bonds, Sub-Series
	A, 5.24%, 10/01/37 (b)(e)	2,340	415,818
	Midtown Miami, Florida, Community Development District, Special
	Assessment Revenue Bonds, Series A, 6.25%, 5/01/37	2,250	2,024,145
	Midtown Miami, Florida, Community Development District, Special
	Assessment Revenue Bonds, Series B, 6.50%, 5/01/37	2,530	2,324,412
	Orange County, Florida, Health Facilities Authority, Hospital Revenue
	Bonds (Orlando Regional Healthcare), 6%, 12/01/12 (d)	3,225	3,591,650
	Orange County, Florida, Health Facilities Authority, Hospital Revenue
	Bonds (Orlando Regional Healthcare), VRDN, Series A-1, 2.50%,
	10/01/41 (a)(g)	1,400	1,400,000
	Orlando, Florida, Urban Community Development District, Capital
	Improvement Special Assessment Bonds, Series A, 6.95%, 5/01/11 (d)	800	882,456
	Palm Coast Park Community Development District, Florida, Special
	Assessment Revenue Bonds, 5.70%, 5/01/37	710	560,027
	Preserve at Wilderness Lake, Florida, Community Development District,
	Capital Improvement Bonds, Series A, 5.90%, 5/01/34	1,580	1,394,176

			18,713,002

Georgia - 4.7%	Atlanta, Georgia, Tax Allocation Bonds (Atlantic Station Project),
	7.90%, 12/01/11 (d)	1,750	2,048,550

BlackRock MuniHoldings Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Atlanta, Georgia, Tax Allocation Refunding Bonds (Atlantic Station
	Project), 5.25%, 12/01/20 (h)	$ 1,000	$ 1,040,410
	Atlanta, Georgia, Tax Allocation Refunding Bonds (Atlantic Station
	Project), 5.25%, 12/01/21 (h)	2,000	2,064,040
	Atlanta, Georgia, Tax Allocation Refunding Bonds (Atlantic Station
	Project), 5.25%, 12/01/22 (h)	1,000	1,025,900
	Main Street Natural Gas, Inc., Georgia, Gas Project Revenue Bonds,
	Series A, 6.375%, 7/15/38	1,185	1,080,270
Private Colleges and Universities Authority, Georgia, Revenue Refunding
	Bonds (Emory University Project), Series C, 5%, 9/01/38	2,260	2,268,791

			9,527,961

Illinois - 4.1%	Chicago, Illinois, Special Assessment Bonds (Lake Shore East),
	6.75%, 12/01/32	1,200	1,200,456
	Illinois HDA, Homeowner Mortgage Revenue Bonds, AMT,
	Sub-Series C-2, 5.35%, 2/01/27	4,000	3,814,840
Illinois State Finance Authority Revenue Bonds (Landing At Plymouth Place
	Project), Series A, 6%, 5/15/25	700	646,331
	Illinois State Finance Authority Revenue Bonds (Monarch Landing, Inc.
	Project), Series A, 7%, 12/01/37	1,010	972,236
Illinois State Finance Authority, Revenue Refunding Bonds (Central DuPage
	Health System), VRDN, Series B, 2.20%, 11/01/38 (a)	1,800	1,800,000

			8,433,863

Indiana - 0.5%	Daviess County, Indiana, EDR (Daviess Community Hospital Project),
	Refunding, VRDN, 2.35%, 1/01/29 (a)(i)	905	905,000

Kentucky - 1.0%	Louisville and Jefferson Counties, Kentucky, Metropolitan Sewer District,
	Sewer and Drain System Revenue Bonds, Series A, 5.50%,
	5/15/34 (b)	2,000	2,055,720

Louisiana - 6.1%	Louisiana Local Government Environmental Facilities and Community
Development Authority Revenue Bonds (Westlake Chemical Corporation),
	6.75%, 11/01/32	3,500	3,397,660
	Louisiana Public Facilities Authority, Hospital Revenue Bonds
	(Franciscan Missionaries of Our Lady Health System, Inc.),
	Series A, 5.25%, 8/15/36	4,115	3,890,156
	Louisiana Public Facilities Authority Revenue Bonds (Black & Gold
	Facilities Project), Series A, 5%, 7/01/39 (j)	3,815	3,348,807
	New Orleans, Louisiana, Financing Authority Revenue Bonds (Xavier
	University of Louisiana Project), 5.30%, 6/01/12 (b)(d)	1,750	1,895,110

			12,531,733

Maryland - 2.7%	Anne Arundel County, Maryland, Special Obligation Revenue Bonds
	(Arundel Mills Project), 7.10%, 7/01/09 (d)	1,870	1,994,523
	Maryland State Economic Development Corporation, Student Housing
	Revenue Bonds (University of Maryland College Park Project),
	6%, 6/01/13 (d)	760	858,808
	Maryland State Energy Financing Administration, Limited Obligation
	Revenue Bonds (Cogeneration-AES Warrior Run), AMT, 7.40%, 9/01/19	2,750	2,658,453

			5,511,784

BlackRock MuniHoldings Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

Massachusetts - 1.2%	Massachusetts State, HFA, Housing Revenue Bonds, AMT, Series A,
	5.25%, 12/01/48	$ 2,900	$2,497,393

Michigan - 2.0%	Flint, Michigan, Hospital Building Authority, Revenue Refunding Bonds
	(Hurley Medical Center), Series A, 6%, 7/01/20 (k)
	Michigan State Strategic Fund, Limited Obligation Revenue Refunding	1,400	1,335,768
Bonds (Detroit Edison Company Pollution Control Project), AMT, Series B,
	5.65%, 9/01/29	3,000	2,767,440

			4,103,208

Minnesota - 1.9%	Minneapolis, Minnesota, Community Development Agency,
	Supported Development Revenue Refunding Bonds, Series G-3,
	5.45%, 12/01/11 (d)	3,500	3,769,115

Mississippi - 2.1%	Mississippi Business Finance Corporation, Mississippi, PCR, Refunding
	(System Energy Resources Inc. Project), 5.90%, 5/01/22	2,500	2,404,200
	Mississippi Development Bank, Special Obligation Revenue Refunding
	Bonds (Gulfport Water and Sewer System Project), 5.25%, 7/01/17 (g)	1,000	1,095,790
	Mississippi Development Bank, Special Obligation Revenue Refunding
	Bonds (Gulfport Water and Sewer System Project), 5.25%, 7/01/19 (g)	810	874,751

			4,374,741

Missouri - 1.5%	Missouri Development Finance Board, Cultural Facilities Revenue Bonds
	(Nelson Gallery Foundation), VRDN, Series A, 2.10%, 12/01/33 (a)	2,200	2,200,000
	Missouri State Development Finance Board, Infrastructure Facilities
	Revenue Refunding Bonds (Branson), Series A, 5.50%, 12/01/32	1,000	937,560

			3,137,560

New Jersey - 7.2%	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%, 6/15/29	5,385	5,043,214
	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%, 6/15/34	2,280	2,093,610
	New Jersey EDA, Retirement Community Revenue Bonds (Cedar Crest
	Village Inc. Facility), Series A, 7.25%, 11/15/11 (d)	1,475	1,684,716
New Jersey EDA, Retirement Community Revenue Bonds (Seabrook Village
	Inc.), Series A, 8.25%, 11/15/10 (d)	2,600	2,949,674
New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc.
	Project), AMT, 6.625%, 9/15/12	1,000	909,650
New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc.
	Project), AMT, 6.25%, 9/15/29	2,950	2,113,469

			14,794,333

New York - 11.7%	Dutchess County, New York, IDA, Civic Facility Revenue Refunding Bonds
	(Saint Francis Hospital), Series A, 7.50%, 3/01/29	1,100	1,169,179
	New York City, New York, City IDA, Civic Facility Revenue Bonds,
	Series C, 6.80%, 6/01/28	535	553,757
	New York City, New York, City IDA, Special Facility Revenue Bonds
	(Continental Airlines Inc. Project), AMT, 8%, 11/01/12	725	689,932
	New York City, New York, City IDA, Special Facility Revenue Bonds
	(Continental Airlines Inc. Project), AMT, 8.375%, 11/01/16	725	673,054
New York City, New York, City Transitional Finance Authority, Building Aid
	Revenue Refunding Bonds, Series S-1, 4.50%, 1/15/38	700	648,361

BlackRock MuniHoldings Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

New York City, New York, Sales Tax Asset Receivable Corporation Revenue
	Bonds, Series A, 5%, 10/15/20 (b)	$ 9,115	$ 9,488,897
	Tobacco Settlement Financing Corporation of New York Revenue Bonds,
	Series A-1, 5.50%, 6/01/18	3,150	3,291,151
	Tobacco Settlement Financing Corporation of New York Revenue Bonds,
	Series C-1, 5.50%, 6/01/17	3,500	3,610,705
	Tobacco Settlement Financing Corporation of New York Revenue Bonds,
	Series C-1, 5.50%, 6/01/22	1,400	1,447,824
	Westchester County, New York, IDA, Continuing Care Retirement,
	Mortgage Revenue Bonds (Kendal on Hudson Project), Series A,
	6.50%, 1/01/13 (d)	2,080	2,387,320

			23,960,180

Ohio - 2.1%	American Municipal Power, Inc., Ohio, Revenue Refunding Bonds (Prairie
	State Energy Campus Project), Series A, 5%, 2/15/38	2,455	2,338,584
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
	Settlement Asset-Backed Bonds, Series A-2, 6.50%, 6/01/47	2,160	1,920,089

			4,258,673

Pennsylvania - 7.6%	Bucks County, Pennsylvania, IDA, Retirement Community Revenue Bonds
	(Ann's Choice Inc.), Series A, 6.25%, 1/01/35	1,700	1,641,367
	Lancaster County, Pennsylvania, Hospital Authority, Revenue Refunding
	Bonds (Masonic Homes Project), VRDN, Series D, 2.10%, 7/01/34 (a)	1,300	1,300,000
	Pennsylvania Economic Development Financing Authority, Exempt
	Facilities Revenue Bonds (National Gypsum Company), AMT, Series B,
	6.125%, 11/01/27	3,500	2,950,780
Philadelphia, Pennsylvania, Authority for IDR, Commercial Development,
	7.75%, 12/01/17	725	725,515
	Philadelphia, Pennsylvania, Authority for IDR, Refunding (Fox Chase
	Cancer Center Project), VRDN, Series A, 2.10%, 7/01/31 (a)	350	350,000
	Philadelphia, Pennsylvania, Authority for Industrial Development,
	Senior Living Revenue Bonds (Arbor House Inc. Project), Series E,
	6.10%, 7/01/33	1,105	1,070,314
	Philadelphia, Pennsylvania, Authority for Industrial Development,
	Senior Living Revenue Bonds (Saligman House Project), Series C,
	6.10%, 7/01/33	1,245	1,205,919
	Philadelphia, Pennsylvania, Hospitals and Higher Education Facilities
Authority, Hospital Revenue Refunding Bonds (Children's Hospital Project),
	VRDN, Series A, 2.10%, 2/15/14 (a)	2,100	2,100,000
	Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Bonds
	(Guthrie Healthcare System), Series B, 7.125%, 12/01/11 (d)	3,500	4,191,985

			15,535,880

Rhode Island - 1.6%	Rhode Island State Health and Educational Building Corporation,
	Hospital Financing Revenue Bonds (Lifespan Obligation Group),
	6.50%, 8/15/12 (d)	2,820	3,177,322

BlackRock MuniHoldings Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

South Carolina - 1.7%	Medical University Hospital Authority, South Carolina, Hospital Facilities
	Revenue Refunding Bonds, Series A, 6.375%, 8/15/12 (d)	$ 3,020	$ 3,403,117

South Dakota - 0.8%	South Dakota State Health and Educational Facilities Authority Revenue
	Bonds (Sanford Health), 5%, 11/01/40	1,825	1,685,716

Tennessee - 5.9%	Hardeman County, Tennessee, Correctional Facilities Corporation
	Revenue Bonds, 7.75%, 8/01/17	3,750	3,756,900
	Shelby County, Tennessee, Health, Educational and Housing Facility
	Board, Hospital Revenue Refunding Bonds (Methodist Healthcare),
	6.50%, 9/01/12 (d)	4,575	5,199,122
	Tennessee Educational Loan Revenue Bonds (Educational Funding South
	Inc.), AMT, Senior Series B, 6.20%, 12/01/21	3,160	3,170,428

			12,126,450

Texas - 13.1%	Brazos River, Texas, Harbor Navigation District, Brazoria County
	Environmental Revenue Refunding Bonds (Dow Chemical Company
	Project), AMT, Series A-7, 6.625%, 5/15/33	3,655	3,689,942
	Houston, Texas, Health Facilities Development Corporation,
	Retirement Facility Revenue Bonds (Buckingham Senior Living
	Community), Series A, 7.125%, 2/15/14 (d)	1,800	2,154,348
	Lower Colorado River Authority, Texas, PCR (Samsung Austin
	Semiconductor), AMT, 6.375%, 4/01/27	3,000	2,962,950
	Matagorda, Texas, Hospital District Revenue Bonds, 5%, 2/15/35 (l)	4,500	4,235,535
North Texas Tollway Authority, System Revenue Refunding Bonds, Second
	Tier, Series F, 6.125%, 1/01/31	4,190	4,240,699
	SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply
	Revenue Bonds, 5.50%, 8/01/23	2,425	2,331,662
	SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply
	Revenue Bonds, 5.50%, 8/01/24	1,100	1,051,545
	SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply
	Revenue Bonds, 5.50%, 8/01/25	1,120	1,064,258
	Texas State Department of Housing and Community Affairs, Residential
	Mortgage Revenue Bonds, AMT, Series A, 5.70%, 1/01/33 (m)	2,250	2,282,468
	Texas State Department of Housing and Community Affairs, Residential
	Mortgage Revenue Refunding Bonds, AMT, Series B, 5.25%, 7/01/22 (m)	2,740	2,789,101

			26,802,508

Vermont - 1.2%	Vermont Educational and Health Buildings Financing Agency, Revenue
	Bonds (Developmental and Mental Health), Series A, 6%, 6/15/17	2,370	2,431,525

Virginia - 4.0%	Chesterfield County, Virginia, IDA, PCR (Virginia Electric and Power
	Company), Series A, 5.875%, 6/01/17	1,150	1,210,847
	Fairfax County, Virginia, EDA, Resource Recovery Revenue Refunding
	Bonds, AMT, Series A, 6.10%, 2/01/11 (n)	3,000	3,135,840
	Pocahontas Parkway Association, Virginia, Toll Road Revenue Bonds,
	Senior Series B, 8.40%, 8/15/08 (d)(e)	1,800	535,929

BlackRock MuniHoldings Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Tobacco Settlement Financing Corporation of Virginia, Asset-Backed
	Revenue Bonds, 5.625%, 6/01/15 (d)	$ 3,035	$ 3,369,275

			8,251,891

Washington - 0.6%	Seattle, Washington, Housing Authority Revenue Bonds (Replacement
	Housing Project), 6.125%, 12/01/32	1,340	1,304,369

Wisconsin - 1.3%	Wisconsin State Health and Educational Facilities Authority Revenue
	Bonds (New Castle Place Project), Series A, 7%, 12/01/31	825	826,106
	Wisconsin State Health and Educational Facilities Authority Revenue
	Bonds (SynergyHealth Inc.), 6%, 11/15/32	1,755	1,743,715

			2,569,821

Puerto Rico - 0.5%	Puerto Rico Industrial, Medical and Environmental Pollution Control
Facilities Financing Authority, Special Facilities Revenue Bonds (American
	Airlines Inc.), Series A, 6.45%, 12/01/25	2,060	958,600

U.S. Virgin Islands -	Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds
1.7%	(Hovensa Coker Project), AMT, 6.50%, 7/01/21	3,460	3,491,382

	Total Municipal Bonds - 126.5%		258,645,241

	Municipal Bonds Transferred to Tender Option Bond Trusts (o)

California - 6.7%	Sacramento County, California, Airport System Revenue Bonds, AMT,
	Senior Series B, 5.25%, 7/01/39 (g)	2,114	2,023,962
	San Jose, California, Airport Revenue Refunding Bonds, AMT, Series A,
	5.50%, 3/01/32 (n)	5,210	5,068,913
Sequoia, California, Unified High School District, GO, Refunding, Series B,
	5.50%, 7/01/35 (g)	3,494	3,663,111
	Tustin, California, Unified School District, Senior Lien Special Tax Bonds
	(Community Facilities District Number 97-1), Series A, 5%, 9/01/32 (g)	2,910	2,912,008

			13,667,994

Colorado - 3.4%	Colorado Health Facilities Authority Revenue Bonds (Catholic Health),
	Series C-3, 5.10%, 10/01/41 (g)	2,580	2,555,039
	Colorado Health Facilities Authority Revenue Bonds (Catholic Health),
	Series C-7, 5%, 9/01/36 (g)	1,650	1,625,101
	Colorado Health Facilities Authority, Revenue Refunding Bonds (Poudre
	Valley Health Care), Series B, 5.25%, 3/01/36 (g)	1,004	1,006,820
	Colorado Health Facilities Authority, Revenue Refunding Bonds (Poudre
	Valley Health Care), Series C, 5.25%, 3/01/40 (g)	1,755	1,754,015

			6,940,975

Connecticut - 3.2%	Connecticut State Health and Educational Facilities Authority Revenue
	Bonds (Yale University), Series T-1, 4.70%, 7/01/29	3,180	3,178,601
	Connecticut State Health and Educational Facilities Authority Revenue
	Bonds (Yale University), Series X-3, 4.85%, 7/01/37	3,269	3,276,371

			6,454,972

Maryland - 5.3%	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Senior
	Series A, 5.25%, 9/01/39 (c)(p)	10,828	10,934,297

Massachusetts - 2.5%	Massachusetts State School Building Authority, Dedicated Sales Tax
	Revenue Bonds, Series A, 5%, 8/15/30 (g)	4,998	5,036,739

BlackRock MuniHoldings Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds Transferred to Tender Option Bond Trusts (o)	(000)	Value

New Jersey - 1.7%	New Jersey State Turnpike Authority, Turnpike Revenue Bonds, Series C,
	5%, 1/01/30 (g)	$ 3,508	$3,540,368

New York - 2.1%	New York City, New York, Sales Tax Asset Receivable Corporation Revenue
	Bonds, Series A, 5.25%, 10/15/27 (n)	4,240	4,389,333

Tennessee - 1.1%	Shelby County, Tennessee, Health, Educational and Housing Facility
Board, Hospital Revenue Refunding Bonds (Saint Jude Children's Research
	Hospital), 5%, 7/01/31	2,249	2,239,472

Texas - 6.1%	Harris County, Texas, Toll Road Revenue Refunding Bonds, Senior Lien,
	Series A, 5.25%, 8/15/35 (g)	11,760	12,449,489

Virginia - 8.4%	University of Virginia, Revenue Refunding Bonds, 5%, 6/01/40	3,750	3,819,787
	Virginia State, HDA, Commonwealth Mortgage Revenue Bonds, Series H,
	Sub-Series H-1, 5.35%, 7/01/31 (b)	2,370	2,387,799
	Virginia State, HDA, Commonwealth Mortgage Revenue Bonds, Series H,
	Sub-Series H-1, 5.375%, 7/01/36 (b)	10,940	10,962,865

			17,170,451

Washington - 0.9%	Central Puget Sound Regional Transportation Authority, Washington, Sales
	and Use Tax Revenue Bonds, Series A, 5%, 11/01/32 (g)	1,860	1,881,836

	Total Municipal Bonds Transferred to Tender Option Bond Trusts - 41.4%		84,705,926

	Total Long-Term Investments (Cost - $348,179,590) - 167.9%		343,351,167

	Short-Term Securities	Shares

	Merrill Lynch Institutional Tax-Exempt Fund, 2.08% (q)(r)	8,893	8,893

	Total Short-Term Securities (Cost - $8,893) - 0.0%		8,893

	Total Investments (Cost - $348,188,483*) - 167.9%		343,360,060
	Other Assets Less Liabilities - 1.9%		3,828,195
	Liability for Trust Certificates, Including Interest Expense and
	Fees Payable - (24.8)%	(50,691,799)
	Preferred Stock, at Redemption Value - (45.0)%	(91,964,474)

	Net Assets, Applicable to Common Stock - 100.0%	$ 204,531,982

* The cost and unrealized appreciation (depreciation) of investments as of July 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 297,042,394

Gross unrealized appreciation	$ 7,471,510
Gross unrealized depreciation	(11,658,100)

Net unrealized depreciation	$ (4,186,590)

(a)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(b)	MBIA Insured.

(c)	XL Capital Insured.

(d)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	Represents a zero coupon bond. Rate shown reflects the effective yield at the time of purchase.

(f)	FGIC Insured.

(g)	FSA Insured.

BlackRock MuniHoldings Fund, Inc. Schedule of Investments July 31, 2008 (Unaudited)

(h)	Assured Guaranty Insured.

(i)	Radian Insured.

(j)	CIFG Insured.

(k)	ACA Insured.

(l)	FHA Insured.

(m)	FNMA/GNMA Collateralized.

(n)	AMBAC Insured.

(o)	Securities represents bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(p)	BHAC Insured.

(q)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income

Merrill Lynch Institutional Tax-Exempt Fund	(78)	$ 40

(r) Represents the current yield as of report date.

Effective May 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market- corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of July 31, 2008 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities

Level 1	$ 8,893
Level 2	343,351,167
Level 3	-

Total	$ 343,360,060

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock MuniHoldings Fund, Inc.

Date: September 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Fund, Inc.

Date: September 19, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Fund, Inc.

Date: September 19, 2008